Contingent Liabilities and Commitments - Maximum Amount of Accounts Receivables Sales and Amount of Sold Accounts Receivables before Maturity by Contract (Detail) - Dec. 31, 2019
₩ in Millions, $ in Millions
	KRW (₩)	USD ($)
Disclosure of contingent liabilities [Line Items]
Maximum contractual amount of accounts receivables sales	₩ 3,507,776
Won [member]
Disclosure of contingent liabilities [Line Items]
Maximum contractual amount of accounts receivables sales	220,000
Not yet due contractual amount of sold accounts receivables before maturity	925,937
USD [member]
Disclosure of contingent liabilities [Line Items]
Maximum contractual amount of accounts receivables sales | $		$ 2,840
Not yet due contractual amount of sold accounts receivables before maturity | $		800
Parent [member]
Disclosure of contingent liabilities [Line Items]
Maximum contractual amount of accounts receivables sales	220,000
Parent [member] | Won [member]
Disclosure of contingent liabilities [Line Items]
Maximum contractual amount of accounts receivables sales	671,542
Not yet due contractual amount of sold accounts receivables before maturity	25,528
Parent [member] | USD [member]
Disclosure of contingent liabilities [Line Items]
Maximum contractual amount of accounts receivables sales | $		390
Not yet due contractual amount of sold accounts receivables before maturity | $		22
Parent [member] | Shinhan bank [member] | Won [member]
Disclosure of contingent liabilities [Line Items]
Maximum contractual amount of accounts receivables sales	90,000
Parent [member] | Shinhan bank [member] | USD [member]
Disclosure of contingent liabilities [Line Items]
Maximum contractual amount of accounts receivables sales	28,945	25
Parent [member] | Sumitomo Mitsui Banking Corporation [member] | USD [member]
Disclosure of contingent liabilities [Line Items]
Maximum contractual amount of accounts receivables sales	23,156	20
Parent [member] | Bank of Tokyo-Mitsubishi UFJ [member] | Won [member]
Disclosure of contingent liabilities [Line Items]
Maximum contractual amount of accounts receivables sales	130,000
Parent [member] | Bank of Tokyo-Mitsubishi UFJ [member] | USD [member]
Disclosure of contingent liabilities [Line Items]
Maximum contractual amount of accounts receivables sales	81,046	70
Not yet due contractual amount of sold accounts receivables before maturity	4,640	4
Parent [member] | BNP Paribas [member] | USD [member]
Disclosure of contingent liabilities [Line Items]
Maximum contractual amount of accounts receivables sales	144,725	125
Not yet due contractual amount of sold accounts receivables before maturity	20,888	18
Parent [member] | ING Bank [member] | USD [member]
Disclosure of contingent liabilities [Line Items]
Maximum contractual amount of accounts receivables sales	173,670	150
Consolidated subsidiaries [member] | USD [member]
Disclosure of contingent liabilities [Line Items]
Maximum contractual amount of accounts receivables sales	2,836,234	2,450
Not yet due contractual amount of sold accounts receivables before maturity	900,409	778
Consolidated subsidiaries [member] | LG Display Singapore Pte. Ltd. [member] | Standard Chartered Bank [member] | USD [member]
Disclosure of contingent liabilities [Line Items]
Maximum contractual amount of accounts receivables sales	347,340	300
Consolidated subsidiaries [member] | LG Display Taiwan Co., Ltd. [member] | BNP Paribas [member] | USD [member]
Disclosure of contingent liabilities [Line Items]
Maximum contractual amount of accounts receivables sales	17,367	15
Consolidated subsidiaries [member] | LG Display Taiwan Co., Ltd. [member] | Austrailia and New Zealand Banking Group Ltd [member] | USD [member]
Disclosure of contingent liabilities [Line Items]
Maximum contractual amount of accounts receivables sales	81,046	70
Consolidated subsidiaries [member] | LG Display Taiwan Co., Ltd. [member] | Taishin International Bank [member] | USD [member]
Disclosure of contingent liabilities [Line Items]
Maximum contractual amount of accounts receivables sales	324,184	280
Not yet due contractual amount of sold accounts receivables before maturity	23,157	20
Consolidated subsidiaries [member] | LG Display Germany GmbH [member] | BNP Paribas [member] | USD [member]
Disclosure of contingent liabilities [Line Items]
Maximum contractual amount of accounts receivables sales	86,835	75
Consolidated subsidiaries [member] | LG Display Germany GmbH [member] | Commerzbank AG [Member] | USD [member]
Disclosure of contingent liabilities [Line Items]
Maximum contractual amount of accounts receivables sales	4,030	3
Not yet due contractual amount of sold accounts receivables before maturity	4,142	4
Consolidated subsidiaries [member] | LG Display Germany GmbH [member] | Citibank [member] | USD [member]
Disclosure of contingent liabilities [Line Items]
Maximum contractual amount of accounts receivables sales	92,624	80
Consolidated subsidiaries [member] | LG Display Germany GmbH [member] | DZ Bank AG [Member] | USD [member]
Disclosure of contingent liabilities [Line Items]
Maximum contractual amount of accounts receivables sales	4,229	4
Not yet due contractual amount of sold accounts receivables before maturity	1,859	2
Consolidated subsidiaries [member] | LG Display Germany GmbH [member] | UniCreditBank [Member] | USD [member]
Disclosure of contingent liabilities [Line Items]
Maximum contractual amount of accounts receivables sales	26,099	23
Not yet due contractual amount of sold accounts receivables before maturity	3,827	3
Consolidated subsidiaries [member] | LG Display America, Inc. [member] | Sumitomo Mitsui Banking Corporation [member] | USD [member]
Disclosure of contingent liabilities [Line Items]
Maximum contractual amount of accounts receivables sales	231,560	200
Consolidated subsidiaries [member] | LG Display America, Inc. [member] | Standard Chartered Bank [member] | USD [member]
Disclosure of contingent liabilities [Line Items]
Maximum contractual amount of accounts receivables sales	694,680	600
Consolidated subsidiaries [member] | LG Display America, Inc. [member] | Hong Kong & Shanghai Banking Corp. [member] | USD [member]
Disclosure of contingent liabilities [Line Items]
Maximum contractual amount of accounts receivables sales	926,240	800
Not yet due contractual amount of sold accounts receivables before maturity	₩ 867,424	$ 749